Securities at amortized cost and HTM financial assets_Changes in loss allowance of securities at amortized cost (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance	[1]	₩ (5,078,000,000)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0
Transfer to lifetime expected credit losses		0
Transfer to credit-impaired financial assets		0
Impairment loss due to credit loss on securities at amortized cost		(1,922,000,000)	₩ 0		₩ 0
Disposal		22,000,000
Others	[2]	54,000,000
Ending balance		(6,924,000,000)	(5,078,000,000)	[1]
Securities at amortized cost | Stage 1
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance	[1]	(5,078,000,000)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0
Transfer to lifetime expected credit losses		0
Transfer to credit-impaired financial assets		0
Impairment loss due to credit loss on securities at amortized cost		(1,922,000,000)
Disposal		22,000,000
Others	[2]	54,000,000
Ending balance		(6,924,000,000)	(5,078,000,000)	[1]
Securities at amortized cost | Stage 2
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance	[1]	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0
Transfer to lifetime expected credit losses		0
Transfer to credit-impaired financial assets		0
Impairment loss due to credit loss on securities at amortized cost		0
Disposal		0
Others	[2]	0
Ending balance		0	0	[1]
Securities at amortized cost | Stage 3
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance	[1]	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0
Transfer to lifetime expected credit losses		0
Transfer to credit-impaired financial assets		0
Impairment loss due to credit loss on securities at amortized cost		0
Disposal		0
Others	[2]	0
Ending balance		₩ 0	₩ 0	[1]

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	Others consist of foreign currencies translation, etc.